Label	Element	Value
Document And Entity Information Elements	ck0000878719_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 24, 2016
Registrant Name	dei_EntityRegistrantName	ADVISORS' INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	CACTX
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 24, 2016
Prospectus Date	rr_ProspectusDate	Aug. 24, 2016